Freight Tax and Other Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities
The following is a roll-forward of the Company’s freight tax liabilities which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2017 to December 31, 2018:

	Year Ended December 31,
	2018 $	2017 $
Balance of unrecognized tax benefits as at January 1	26,054	12,882
Increases related to the TIL merger (note 23)	—	8,528
Increases for positions related to the current year	5,399	1,910
Changes for positions taken in prior years	1,701	3,641
Decreases related to statute of limitations	(1,095)	(907)
Balance of unrecognized tax benefits as at December 31	32,059	26,054